Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Change in non-cash operating working capital items:
	$ (1,190,228)	$ (1,186,324)
Recast [Member]
OPERATING ACTIVITIES
Net loss for the year	(1,354,924)	(4,899,259)
Items not involving cash:
Amortization	2,534	7,294
Change in non-cash operating working capital items:
Receivables	(13,765)	3,365
Prepaids	37,163	(47,151)
Accounts payable and accrued liabilities	138,764	3,749,427
Cash flows used in operating activities from continuing operations	(406,542)	(460,988)
Cash flows used in operating activities from discontinued operations	(783,686)	(725,336)
INVESTING ACTIVITIES
Purchase of equipment		(879)
Cash flows used in investing activities from discontinued operations		(879)
FINANCING ACTIVITIES
Proceeds from promissory notes received	1,100,000	950,000
Cash flows from financing activities from continuing operations	1,100,000	950,000
DECREASE IN CASH	(90,228)	(237,203)
CASH, BEGINNING OF THE YEAR	110,684	347,887
CASH, END OF THE YEAR	20,456	110,684
SUPPLEMENTAL CASH FLOW INFORMATION (Note 11)
Interest paid
Taxes paid